Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Changes in goodwill [abstract]
Summary of Goodwill

	Year ended December 31,
	2024	2025
	RMB’million	RMB’million
At January 1	19,542	19,647
Business combinations	105	874
At December 31	19,647	20,521